Goodwill and Intangible assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 36,127	€ 36,171
OnCyte IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	33,676	33,678
C-Cath Development Costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	507	540
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	883	883
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	1,016	1,019
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 45	€ 51